Condensed Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (102,064)	$ (3,054,238)	$ (2,377,207)	$ (3,800,392)
Adjustments to reconcile net loss to net cash used in operating activities:
Franchise tax fees				9,450
Bad debt expense		25,000
Accretion expense	359	1,389	1,389	2,778
Conversion of SPA		1,125,000
Amortization of debt discount		432,693	409,481	1,218,951
Penalty fees			1,322,933	1,322,933
Imputed interest	38,115		57,920	89,237
Write-off of SPA receivable				80,000
Stock-based compensation		110,985		6,202
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(211,452)	(105,739)	(25,000)	(13,846)
Accounts payable and accrued liabilities	16,119	663,644	311,818	582,543
Net cash used in operating activities	(258,923)	(801,266)	(298,666)	(502,144)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures for unproved oil and gas properties	(300,000)	(210,530)
Drilling costs for exploratory well		(1,294,490)
Advances to operators		534,852
Net cash used in investing activities	(300,000)	(970,168)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net	637,800	372,000	60,543	60,543
Proceeds from notes payable - investors			4,420,000	4,820,000
Repayment of notes payable		(1,472,512)	(2,920,000)	(2,920,000)
Proceeds from issuance of common stock in IPO		6,000,000
Cash paid for debt issuance costs			(505,000)	(575,438)
Cash paid for deferred offering costs		(1,013,493)	(586,043)	(888,190)
Net cash from financing activities	637,800	3,885,995	469,500	496,915
Effect of foreign currency exchange
NET CHANGE IN CASH	78,877	2,114,561	170,834	(5,229)
Cash - Beginning of period		73,648	78,877	78,877
Cash - End of period	78,877	2,188,209	249,711	73,648
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities:
Issuance of warrants (equity classified)			$ 994,901	1,108,974
Issuance of notes payable for oil and gas properties	3,700,000
Issuance of RSUs				30
Imputed interest - notes payable	76,230
Issuance of founders’ shares	545
Issuance of shares for oil and gas properties	$ 3,438,544